UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09134

Manor Investment Funds, Inc.
(Exact name of registrant as specified in charter)

15 Chester Commons, Malvern, PA 19355
(Address of principal executive offices)

Daniel A. Morris
15 Chester Commons, Malvern, PA 19355
(Name and address of agent for service)

Registrant s telephone number, including area code:  610-722-0900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270-30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ( OMB ) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection if information under the clearance requirement of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2009

(Unaudited)

Fund Office:
15 Chester Commons
Malvern, PA 19355
610-722-0900     800-787-3334
www.manorfunds.com

Managed by:
Morris Capital Advisors, Inc.

MANOR FUND

GRAPHICAL ILLUSTRATION (Unaudited)

JUNE 30, 2009

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

GROWTH FUND

GRAPHICAL ILLUSTRATION (Unaudited)

JUNE 30, 2009

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

BOND FUND

GRAPHICAL ILLUSTRATION (Unaudited)

JUNE 30, 2009

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Manor Fund
	Schedule of Investments
	June 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 94.96%

Beverages - 4.36%
2,383	Pepsico, Inc.	$ 130,970

Computer & Office Equipment - 6.94%
2,497	Hewlett-Packard Co.	96,509
1,072	International Business Machine Corp.	111,938
		208,447
Computer Communications Equipment - 1.63%
2,633	Cisco Systems, Inc. *	49,105

Construction, Mining & Materials Handling Machinery & Equipment - 1.77%
1,604	Dover Corp.	53,076

Crude Petroleum & Natural Gas - 3.38%
1,542	Occidental Petroleum Corp.	101,479

Drilling Oil & Gas Wells - 6.60%
1,100	Diamond Offshore Drilling, Inc.	91,355
2,620	Nabors Industries Ltd. *	40,820
3,378	Weatherford International Ltd. *	66,074
		198,249
Electric & Other Services Combined - 2.93%
1,717	Exelon Corp.	87,927

Electronic Connectors - 3.85%
3,662	Amphenol Corp. Class A	115,866

Fire, Marine & Casualty Insurance - 4.57%
1,830	Allstate Corp.	44,652
2,327	Chubb Corp.	92,801
		137,453
Guided Missiles & Space Vehicles & Parts - 3.16%
1,902	Goodrich Corp.	95,043

Hospital & Medical Service Plans - 2.38%
1,405	Wellpoint, Inc. *	71,500

Investment Advice - 2.24%
935	Franklin Resources, Inc.	67,329

Miscellaneous Industrial & Commercial Machinery & Equipment - 2.01%
1,357	Eaton Corp.	60,536

National Commercial Banks - 3.15%
2,779	JP Morgan Chase & Co.	94,792

Oil & Gas Field Machinery & Equipment - 1.93%
1,774	National Oilwell Varco, Inc. *	57,939

Perfumes, Cosmetics & Other Toilet Preparations - 4.71%
2,001	Colgate Palmolive Co.	141,551

Pharmaceutical Preparations - 9.76%
4,130	Endo Pharmaceuticals Holdings, Inc. *	74,010
1,435	Johnson & Johnson	81,508
4,091	Watson Pharmaceuticals, Inc. *	137,826
		293,344
Railroads, Line-Haul Operating - 3.23%
2,580	Norfolk Southern Corp.	97,189

Retail-Drug Stores & Propriety Stores - 3.15%
2,973	CVS Caremark Corp.	94,749

Retail-Radio, TV & Consumer Electronic Stores - 2.99%
2,679	Best Buy, Inc.	89,720

Retail-Variety Stores - 4.10%
2,543	Wal-Mart Stores, Inc.	123,183

Rubber & Plastics Footwear - 3.77%
2,186	Nike, Inc. Class B	113,191

Semiconductors & Related Devices - 4.08%
6,365	Applied Materials, Inc.	70,078
3,173	Intel Corp.	52,513
		122,591
Services-Miscellaneous Amusement & Recreation - 3.01%
3,882	Walt Disney Co. *	90,567

Steel Works, Blast Furnances Rolling Mills (Coke Ovens) - 2.02%
1,367	Nucor Corp.	60,736

Telephone Communications (No Radio Telephone) - 3.24%
3,923	AT&T, Inc.	97,447

TOTAL FOR COMMON STOCKS (Cost $3,013,953) - 94.96%		2,853,979

SHORT TERM INVESTMENTS - 5.34%
160,672	First American Government Obligation Fund Class Y 0.00% ** (Cost $160,672)	160,672

TOTAL INVESTMENTS (Cost $3,174,625) - 100.30%		3,014,651

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.30)%		(9,050)

NET ASSETS - 100.00%		$ 3,005,601

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2009.

The accompanying notes are an integral part of these financial statements.

	Growth Fund
	Schedule of Investments
	June 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 93.06%

Beverages - 1.92%
4,617	Constellation Brands, Inc. *	$ 58,544

Biological Products, (No Disgnostic Substances) - 2.99%
1,952	Gilead Sciences, Inc. *	91,432

Communications Services - 3.35%
4,137	Directv Group, Inc. *	102,225

Crude Petroleum & Natural Gas - 5.47%
2,572	Continental Resources, Inc. *	71,373
2,463	Southwestern Energy Co. *	95,688
		167,061
Electronic Computers - 3.67%
788	Apple, Inc. *	112,235

Engines & Turbines - 2.70%
2,338	Cummins, Inc.	82,321

Fire, Marine & Casualty Insurance - 3.63%
2,505	Ace Ltd.	110,796

Iron & Steel Foundries - 3.26%
1,362	Precision Castparts Corp.	99,467

Leather & Leather Products - 2.29%
2,604	Coach, Inc.	69,995

Measuring & Controlling Devices - 4.00%
2,995	Thermo Fisher Scientific, Inc. *	122,106

Oil & Gas Field Machinery & Equipment - 1.58%
1,321	Baker-Hughes, Inc.	48,137

Oil & Gas Field Services - 2.56%
1,446	Schlumberger Ltd.	78,243

Optical Instruments & Lenses - 2.17%
2,630	Kla Tencor Corp.	66,407

Pharmaceutical Preparations - 4.46%
1,341	Celgene Corp. *	64,153
2,871	Schering-Plough Corp.	72,120
		136,273
Retail-Computer & Computer Software Stores - 1.62%
2,244	Gamestop Corp. *	49,390

Retail-Drug Stores & Proprietary Stores - 3.83%
1,701	Express Scripts, Inc. *	116,944

Retail-Family Clothing Stores - 2.74%
4,012	Urban Outfitters, Inc. *	83,811

Retail-Miscellaneous Shopping Goods Stores - 3.41%
5,165	Staples, Inc.	104,230

Search, Detection, Navigation, Guidance, Aeronauticals Systems - 8.88%
4,000	Flir Systems, Inc. *	90,240
2,239	Harris Corp.	63,498
2,645	Raytheon Co.	117,517
		271,255
Security & Commodity Brokers, Dealers, Exchanges & Services - 2.08%
2,979	Nasdaq Omx Group, Inc. *	63,482

Semiconductors & Related Devices - 7.63%
3,704	Intel Corp.	61,301
3,960	Texas Instruments, Inc.	84,348
4,278	Xilinx, Inc.	87,528
		233,177
Services-Business Services - 2.17%
3,459	Akamai Technologies, Inc. *	66,344

Services-Educational Services - 3.22%
1,964	Devry, Inc.	98,279

Services-Prepackaged Software - 7.14%
3,548	Microsoft Corp.	84,336
6,245	Oracle Corp.	133,768
		218,104
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.65%
2,181	Procter & Gamble Co.	111,449

Wholesale-Industrial Machinery - 2.64%
1,988	Airgas, Inc.	80,574

TOTAL FOR COMMON STOCKS (Cost $3,588,288) - 93.06%		2,842,281

SHORT TERM INVESTMENTS - 7.37%
225,084	First American Government Obligation Fund Class Y 0.00% ** (Cost $225,084)	225,084

TOTAL INVESTMENTS (Cost $3,813,372) - 100.43%		3,067,365

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.43)%		(13,227)

NET ASSETS - 100.00%		$ 3,054,138

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2009.

The accompanying notes are an integral part of these financial statements.

	Bond Fund
	Schedule of Investments
	June 30, 2009 (Unaudited)

Face Amount		Value

US TREASURY NOTES - 96.74%
$ 350,000	US Treasury Note 0.875% Due 02/28/2011	$ 349,534
250,000	US Treasury Note 0.875% Due 03/31/2011	249,580
350,000	US Treasury Note 1.250% Due 11/30/2010	352,419
200,000	US Treasury Note 3.500% Due 12/15/2009	202,820
250,000	US Treasury Note 3.625% Due 07/15/2009	250,313
200,000	US Treasury Note 3.875% Due 02/15/2013	212,834
400,000	US Treasury Note 3.875% Due 07/15/2010	413,624
200,000	US Treasury Note 4.000% Due 02/15/2014	213,578

TOTAL FOR US TREASURY NOTES (Cost $2,193,350) - 96.74%		2,244,702

SHORT TERM INVESTMENTS - 2.76%
64,111	First American Treasury Obligation Class Y 0.00% ** (Cost $64,111)	64,111

TOTAL INVESTMENTS (Cost $2,257,461) - 99.50%		2,308,813

OTHER ASSETS LESS LIABILITIES - 0.50%		11,652

NET ASSETS - 100.00%		$ 2,320,465

** Variable rate security; the coupon rate shown represents the yield at June 30, 2009.

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

Assets:	Manor Fund	Growth Fund	Bond Fund
Investments in Securities, at Value
(Cost $3,174,625, $3,813,372, and $2,257,461 respectively)	$ 3,014,651	$ 3,067,365	$ 2,308,813
Receivables:
Dividends and Interest	3,168	735	19,400
Prepaid Expenses	4,344	4,565	4,269
Total Assets	3,022,163	3,072,665	2,332,482
Liabilities:
Payables:
Fund Shares Redeemed	-	2,000	-
Due to Advisor	1,950	909	409
Accrued Expenses	14,612	15,618	11,608
Total Liabilities	16,562	18,527	12,017
Net Assets	$ 3,005,601	$ 3,054,138	$ 2,320,465

Net Assets Consist of:
Capital Stock	$ 239	$ 382	$ 215
Paid In Capital	3,477,713	4,090,322	2,255,262
Accumulated Undistributed Net Investment Income (Loss)	10,679	(6,000)	15,622
Accumulated Realized Loss on Investments	(323,056)	(284,559)	(1,986)
Unrealized Appreciation (Depreciation) in Value of Investments	(159,974)	(746,007)	51,352
Net Assets (10,000,000 shares authorized, $0.001 par value) for 238,704,
381,499, and 215,377 shares outstanding, respectively.	$ 3,005,601	$ 3,054,138	$ 2,320,465

Net Asset Value and Offering Price Per Share	$ 12.59	$ 8.01	$ 10.77

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Statements of Operations
For the six months ended June 30, 2009 (Unaudited)

	Manor Fund	Growth Fund	Bond Fund
Investment Income:
Dividends	$ 31,027	$ 14,733	$ -
Interest	314	225	20,898
Total Investment Income	31,341	14,958	20,898

Expenses:
Advisory Fees (Note 2)	13,775	13,972	5,990
Transfer Agent and Fund Accounting Fees	4,462	4,462	4,461
Insurance Fees	543	543	181
Audit Fees	3,982	5,068	2,353
Blue Sky Fees	362	724	181
Custody Fees	2,353	1,629	1,448
Printing and Mailing Fees	724	1,448	181
Miscellaneous Fees	1,267	1,086	362
Total Expenses	27,468	28,932	15,157
Fees Waived and Reimbursed by the Advisor (Note 2)	(6,805)	(7,974)	(3,177)
Net Expenses	20,663	20,958	11,980

Net Investment Income (Loss)	10,678	(6,000)	8,918

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(281,699)	(84,631)	134
Net Change in Unrealized Appreciation (Depreciation) on Investments	369,055	377,902	(32,624)
Net Realized and Unrealized Gain (Loss) on Investments	87,356	293,271	(32,490)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 98,034	$ 287,271	$ (23,572)

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Manor Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	6/30/2009	12/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 10,678	$ 9,861
Net Realized Gain (Loss) on Investments	(281,699)	(41,357)
Net Change in Unrealized Appreciation (Depreciation) on Investments	369,055	(1,366,686)
Net Increase (Decrease) in Net Assets Resulting from Operations	98,034	(1,398,182)

Distributions to Shareholders from:
Net Investment Income	-	(10,812)
Realized Gains	-	-
Total Distributions	-	(10,812)

Capital Share Transactions:
Proceeds from Sold Shares	167,894	450,722
Reinvestment of Distributions	-	10,812
Cost of Shares Redeemed	(229,972)	(459,093)
Net Increase (Decrease) from Capital Shares Transactions	(62,078)	2,441

Total Increase (Decrease):	35,956	(1,406,553)
Net Assets
Beginning of Period	2,969,645	4,376,198
End of Period (Including Accumulated Undistributed Net
Investment Income of $10,679 and $0, respectively)	$ 3,005,601	$ 2,969,645

Share Transactions:
Shares Sold	14,866	28,115
Shares Issued on Reinvestment of Distributions	-	943
Shares Redeemed	(23,440)	(30,745)
Net Increase (Decrease) in Outstanding Shares of Fund	(8,574)	(1,687)

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Growth Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
Increase (Decrease) in Net Assets From Operations:	6/30/2009	12/31/2008
Net Investment Income (Loss)	$ (6,000)	$ (29,868)
Net Realized Gain (Loss) on Investments	(84,631)	(199,928)
Net Change in Unrealized Appreciation (Depreciation) on Investments	377,902	(1,996,239)
Net Increase (Decrease) in Net Assets Resulting from Operations	287,271	(2,226,035)

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Total Distributions	-	-

Capital Share Transactions:
Proceeds from Sold Shares	271,106	382,498
Reinvestment of Distributions	-	-
Cost of Shares Redeemed	(262,786)	(985,244)
Net Increase (Decrease) from Capital Shares Transactions	8,320	(602,746)

Total Increase (Decrease):	295,591	(2,828,781)
Net Assets
Beginning of Period	2,758,547	5,587,328
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(6,000) and $0, respectively)	$ 3,054,138	$ 2,758,547

Share Transactions:
Shares Sold	38,238	38,028
Shares Issued on Reinvestment of Distributions	-	-
Shares Redeemed	(41,736)	(112,178)
Net Increase (Decrease) in Outstanding Shares of Fund	(3,498)	(74,150)

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Bond Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
Increase (Decrease) in Net Assets From Operations:	6/30/2009	12/31/2008
Net Investment Income	$ 8,918	$ 40,402
Net Realized Gain (Loss) on Investments	134	-
Net Change in Unrealized Appreciation (Depreciation) on Investments	(32,624)	58,257
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,572)	98,659

Distributions to Shareholders from:
Net Investment Income	-	(41,004)
Realized Gains	-	-
Total Distributions	-	(41,004)

Capital Share Transactions:
Proceeds from Sold Shares	480,418	865,611
Shares Issued on Reinvestment of Distributions	-	41,004
Cost of Shares Redeemed	(431,322)	(553,034)
Net Increase from Capital Share Transactions	49,096	353,581

Total Increase (Decrease):	25,524	411,236
Net Assets
Beginning of Period	2,294,941	1,883,705
End of Period (Including Accumulated Undistributed Net
Investment Income of $15,622 and $0, respectively)	$ 2,320,465	$ 2,294,941

Share Transactions:
Shares Sold	44,371	79,604
Shares Issued on Reinvestment of Distributions	-	3,769
Shares Redeemed	(39,790)	(51,359)
Net Increase (Decrease) in Outstanding Shares of Fund	4,581	32,014

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Manor Fund
Financial Highlights
Selected data for a share outstanding throughout the period.
	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2009		12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004

Net Asset Value, at Beginning of Period	$ 12.01		$ 17.58	$ 17.54	$ 17.32	$ 15.69	$ 13.84

Income From Investment Operations:
Net Investment Income *	0.04		0.04	0.05	0.15	0.02	0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	0.54		(5.57)	0.72	1.46	1.65	1.84
Total from Investment Operations	0.58		(5.53)	0.77	1.61	1.67	1.88

Distributions:
Net Investment Income	-		(0.04)	(0.08)	(0.04)	(0.04)	(0.03)
Realized Gains	-		-	(0.65)	(1.35)	-	-
Total from Distributions	-		(0.04)	(0.73)	(1.39)	(0.04)	(0.03)

Net Asset Value, at End of Period	$ 12.59		$ 12.01	$ 17.58	$ 17.54	$ 17.32	$ 15.69

Total Return **	4.83%		(31.42)%	4.24%	9.31%	10.64%	13.55%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,006		$ 2,970	$ 4,376	$ 3,954	$ 3,311	$ 2,843
Before Waivers
Ratio of Expenses to Average Net Assets	1.99%	***	1.95%	1.58%	1.50%	1.49%	1.50%
After Waivers
Ratio of Expenses to Average Net Assets	1.50%	***	1.50%	1.50%	1.50%	1.49%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.78%	***	0.26%	0.25%	0.23%	0.23%	0.27%
Portfolio Turnover	7.23%		15.68%	12.09%	24.95%	22.24%	7.32%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Annualized

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.
	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2009		12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004

Net Asset Value, at Beginning of Period	$ 7.16		$ 12.16	$ 11.78	$ 11.27	$ 10.32	$ 9.22

Income From Investment Operations:
Net Investment Loss *	(0.02)		(0.07)	(0.09)	(0.07)	(0.06)	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.87		(4.93)	0.84	0.58	1.01	1.12
Total from Investment Operations	0.85		(5.00)	0.75	0.51	0.95	1.10

Distributions:
Net Investment Income	-		-	-	-	-	-
Realized Gains	-		-	(0.37)	-	-	-
Total from Distributions	-		-	(0.37)	-	-	-

Net Asset Value, at End of Period	8.01		$ 7.16	$ 12.16	$ 11.78	$ 11.27	$ 10.32

Total Return **	11.87%		(41.12)%	6.28%	4.53%	9.21%	11.93%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,056		$ 2,759	$ 5,587	$ 4,474	$ 3,725	$ 2,923
Before Waivers
Ratio of Expenses to Average Net Assets	2.07%	***	1.82%	1.59%	1.53%	1.50%	1.50%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.50%	***	1.50%	1.50%	1.49%	1.50%	1.50%
Ratio of Net Investment Loss to Average Net Assets	(0.43)%	***	(0.68)%	(0.73)%	(0.67)%	(0.62)%	(0.16)%
Portfolio Turnover	10.04%		28.66%	25.76%	24.78%	16.14%	30.42%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
*** Annualized
The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Bond Fund
Financial Highlights
Selected data for a share outstanding throughout the period.
	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2009		12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004

Net Asset Value, at Beginning of Period	$ 10.89		$ 10.54	$ 10.17	$ 10.23	$ 10.37	$ 10.58

Income From Investment Operations:
Net Investment Income *	0.04		0.23	0.27	0.30	0.20	0.17
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.16)		0.32	0.38	(0.06)	(0.13)	(0.18)
Total from Investment Operations	(0.12)		0.55	0.65	0.24	0.07	(0.01)

Distributions:
Net Investment Income	-		(0.20)	(0.28)	(0.30)	(0.21)	(0.20)
Realized Gains	-		-	-	-	-	-
Total from Distributions	-		(0.20)	(0.28)	(0.30)	(0.21)	(0.20)

Net Asset Value, at End of Period	$ 10.77		$ 10.89	$ 10.54	$ 10.17	$ 10.23	$ 10.37

Total Return **	(1.10)%		5.20%	6.50%	2.32%	0.66%	(0.09)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,320		$ 2,295	$ 1,884	$ 1,903	$ 1,755	$ 1,528
Before Waivers
Ratio of Expenses to Average Net Assets	1.27%	***	2.02%	1.03%	0.99%	1.00%	1.05%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.00%	***	1.00%	1.00%	0.99%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.75%	***	2.08%	2.71%	2.70%	2.04%	1.37%
Portfolio Turnover	7.33%		13.55%	0.00%	0.00%	37.01%	75.57%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
*** Annualized
The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: Manor Investment Funds, Inc. (the “Company”) is a non-diversified regulated investment company and was incorporated in the Commonwealth of Pennsylvania on September 13, 1995. The primary investment objective of each of the Funds follows: Manor Fund - conservative capital appreciation and current income, investing primarily in common stocks of large corporations in the United States; Growth Fund - long-term capital appreciation, investing primarily in common stocks of U.S. corporations; Bond Fund - intermediate-term fixed income, investing primarily in U.S. Government obligations. The following is a summary of the Funds’ significant accounting policies.

Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Funds investments by the above fair value hierarchy levels as of June 30, 2009:

Manor Fund

                                                                              Investments                  Other Financial*

Valuation Inputs:                                                  In Securities                     Instruments

Level 1 – Quoted Prices                                         $3,014,651                          $         -

Level 2 – Significant Other Observable Inputs                       -                                     -

Level 3 – Significant Unobservable Inputs                             -                                     -

Total                                                                        $3,014,651                          $         -

Growth Fund

                                                                              Investments                  Other Financial*

Valuation Inputs:                                                  In Securities                     Instruments

Level 1 – Quoted Prices                                        $3,067,365                          $         -

Level 2 – Significant Other Observable Inputs                       -                                    -

Level 3 – Significant Unobservable Inputs                             -                                    -

Total                                                            $3,067,365                       $         -

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009 (UNAUDITED)

Bond Fund

                                                                              Investments                  Other Financial*

Valuation Inputs:                                                  In Securities                     Instruments

Level 1 – Quoted Prices                                             $64,111                          $         -

Level 2 – Significant Other Observable Inputs     $2,224,702                                     -

Level 3 – Significant Unobservable Inputs                             -                                    -

Total                                                            $2,308,813                      $         -

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distributions to Shareholders: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities when determined to be material. Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates

2.   INVESTMENT ADVISORY AGREEMENT

The Company has an investment advisory agreement (the “agreement”) with Morris Capital Advisors, Inc. (the “Advisor”), with whom certain officers and directors of the Funds are affiliated, to furnish investment management services to the Funds. Under the terms of the agreement, the Funds will pay the Advisor a monthly fee based on the Funds’ average daily net assets at the annual rate of 1.00% for Manor Fund and Growth Fund and 0.5% for Bond Fund. For the six months ended June 30, 2009 the Advisor earned advisory fees from the Manor, Growth and Bond Funds of $13,775, $43,825 and $9,715 respectively.

Under the terms of the agreement if the aggregate expenses of the Funds are equal to or greater than 1.50% for Manor Fund and Growth Fund and 1.00% for Bond Fund of the Funds’ net assets the Advisor will reimburse the Funds for these expenses. The reimbursements from the Advisor for the Manor, Growth and Bond Funds for the six months ending June 30, 2009 were, $13,775, $13,972, and $5,990 respectively.

 3.   INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2009, were as follows:

                                                          Manor Fund            Growth Fund           Bond Fund

Purchases                                            $ 250,646                  $ 264,476             $ 749,981

Sales                                                    $ 189,369                  $ 353,450             $ 150,111

4.   FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principals generally accepted in the United States.  The following information is as of June 30, 2009:

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009 (UNAUDITED)

                                                                                                                                           Manor Fund                   Growth Fund                  Bond Fund

Federal tax cost of investments, including short-term investments                                    $ 3,174,625                        $ 3,813,372                    $ 2,257,461

Gross tax appreciation of investments                                                                                $    392,605                        $    171,883                    $      53,240

Gross tax depreciation of investments                                                                                $   (552,579)                       $  (917,890)                   $      (1,888)

Net tax appreciation/(depreciation)                                                                                     $   (159,974)                       $  (746,007)                   $      51,352

Accumulated capital losses                                                                                                  $     (41,357)                       $  (199,928)                   $      (1,986)

The accumulated capital loss carryovers as of December 31, 2008 expire as follows:

                                                                                                                                              Manor Fund                      Growth Fund                 Bond Fund

                                                                                                                         2012               $      —                                  $          —                      $    1,122

                                                                                                                         2015               $      —                                  $          —                      $       999

             2016

$  41,357

           $  199,928                    $          —

The tax character of distributions paid during the six months ended June 30, 2009 and year ended December 31, 2008 were as follows:

                                                                                                                                            Manor Fund                      Growth Fund                       Bond Fund

                                                                                                                                         2009           2008                   2009            2008               2009           2008

Ordinary Income                                                                                                             $  —          $10,812              $ —            $   —               $      —    $ 41,004

Long-term Gain                                                                                                               $ —          $   —                   $  —           $   —               $    —      $       —

5.     NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Funds derivative and hedging activities, including how such activities are accounted for and their effect on the Funds financial position, performance and cash flows.  Management believes no adjustments were necessary to the financial statements at adoption.

The Funds adopted Financial Accounting Standards Board Standard No. 157-4 – Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are Not Orderly on June 15, 2009.

At adoption the Funds evaluated the level and activity for the assets and liabilities of the Funds to ascertain that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions.  Management of the Funds does not believe that any adjustments were necessary to the financial statements at adoption.

In May 2009, FASB issued the Statement of Financial Accounting Standards No. 165, "Subsequent Events" ("SFAS 165"). SFAS 165 is effective for fiscal years and interim periods ending after June 15, 2009.  SFAS 165 requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date – that is, whether that date represents the date the financial statements were issued or were available to be issued.  In accordance with the adoption of SFAS No. 165, and in preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through July 31, 2009, the date the financial statements were available to be issued.

Manor Investment Funds
Expense Illustration
June 30, 2009 (Unaudited)

Expense Example

As a shareholder of Manor Investment Funds, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Manor Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2009	June 30, 2009	January 1,2009 to June 30,2009

Actual	$1,000.00	$1,048.29	$7.62
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Growth Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2009	June 30, 2009	January 1,2009 to June 30,2009

Actual	$1,000.00	$1,118.72	$7.88
`
(5% Annual Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Bond Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2009	June 30, 2009	January 1,2009 to June 30,2009

Actual	$1,000.00	$1,006.96	$4.98
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.84	$5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MANOR INVESTMENT FUNDS

DIRECTORS AND OFFICERS

JUNE 30, 2009 (UNAUDITED)

DIRECTORS AND OFFICERS

The following table provides information regarding each Director who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.  Each Director serves a one year term, and stands for re-election annually.

Name, Address and Age	Position & Length of Time Served with the Fund	Principal Occupations During Past 5 Years and Current Directorships
James Klucar 15 Chester Commons Malvern, PA 19355 67	Director since 2008	Mr. Klucar is a Nuclear Engineer with Int, Inc.
Bruce Laverty 15 Chester Commons Malvern, PA 19355 49	Director since 1995	Mr. Laverty is a Partner of the law firm Valocchi, Fischer & Laverty legal counsel to the Fund.
John McGinn 15 Chester Commons Malvern, PA 19355 62	Director since 2002	Mr. McGinn is an independent real estate sales consultant.
Fred Myers 15 Chester Commons Malvern, PA 19355 59	Director since 1995	Mr. Myers is founding Partner of the accounting firm of Myers & Associates, CPA’s.
Edward Szkudlapski 15 Chester Commons Malvern, PA 19355 51	Director since 2000	Mr. Szkudlapski is President of Eclipse Business Systems.
Alan Weintraub 15 Chester Commons Malvern, PA 19355 55	Director since 1995	Mr. Weintraub is a Chief Technical Officer with Perficient, Austin, TX.
Howard Weisz 15 Chester Commons Malvern, PA 19355 67 _____	Director since 2008	Mr. Weisz is an Independent Management Consultant.

MANOR INVESTMENT FUNDS

DIRECTORS AND OFFICERS

JUNE 30, 2009 (UNAUDITED)

The following table provides information regarding each Director who is an “interested person” of the Fund, as defined in the Investment Company Act of 1940, and each officer of the Fund.  Each Director serves a one year term, and stands for re-election annually.

Name, Address, and Age	Position and Length of Time Served with the Fund	Principal Occupations During Past 5 Years and Current Directorships
Daniel A. Morris 15 Chester Commons Malvern, PA 19355 54	Director, President, Advisor Since 1995	Prior to founding Morris Capital Advisors, LLC, he was Senior Vice President of Consistent Asset Management Company, an investment adviser for separate accounts and registered investment companies.
John R. Giles 15 Chester Commons Malvern, PA 19355 53	Director, Vice-President, Advisor, Secretary Since 2005

Prior to joining Morris Capital Advisors, LLC, he was Senior Vice President of the Wilmington Trust Company and Senior Vice President of Consistent Asset Management Company, an investment adviser for separate accounts and registered investment companies.

MANOR INVESTMENT FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2009 (UNAUDITED)

Proxy Voting Procedures

The Company’s Board of Directors has approved proxy voting procedures for the voting of proxies relating to securities held by the Fund.  Records of the Fund’s proxy voting records are maintained and are available for inspection.  The Board is responsible for overseeing the implementation of the procedures.  The proxy voting record of the Fund can be reviewed on the web site of the Fund at www.ManorFunds.com.  The Proxy voting history is located under Fund Information, Proxy Voting.

Quarterly Portfolio Schedule

The Company now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  These forms are available on the SEC’S website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-723-0330.

Compensation of Board of Directors

The members of the Board of Directors serve without compensation.  Daniel A. Morris, President of Manor Investment Funds, Inc. (“the Funds”), and President of Morris Capital Advisors, LLC, adviser to the Funds, and an Interested Director of the Funds, receives no compensation directly from the Funds.  He is compensated through the management fee paid to the adviser by the Funds.  The business and affairs of the Fund are managed under the direction of the Funds’ Board of Directors.  Information pertaining to the Directors of the Fund are set forth below.  The Statement of Additional Information includes additional information about the Funds’ Directors, and is available without charge, by calling 1-800-787-3334.   Each director may be contacted by writing to the director c/o Manor Investment Funds, Inc., 15 Chester Commons, Malvern, PA  19355.

ITEM 2.	CODE OF ETHICS.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal account officer or controller, or persons performing similar functions. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s audit committee consists of two independent directors, Chaired by John McGinn. The Board of Directors has determined that the Registrant has at least three financial experts serving on its Board.
Mr. Daniel Morris, Mr. John Giles, and Mr. Fred Myers are the Board’s financial experts. Mr. Morris and Mr. Giles are “interested” directors, and Mr. Myers is an “independent” director.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax Services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Each year, the registrant’s Board of Directors recommend a principal accountant to perform audit services for the registrant. At the registrant’s Annual Meeting, the shareholders vote to approve or disapprove the principal accountant recommended by the Board.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.	SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.	[RESERVED.]

ITEM 9.	CONTROLS AND PROCEDURES.
a)

The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13-a-15(b) under the Securities Exchange Act of 1934.

b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 10.	EXHIBITS.
(a)(1)	Code of Ethics — For annual reports.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manor Investment Funds, Inc.
By /s/ Daniel A. Morris
     President
Date 09/04/2009